Intangibles and goodwill (Details 1) $ in Thousands	Sep. 30, 2017 USD ($)
October - December, 2017	$ 915
2018	3,631
2019	3,631
2020	3,053
2021	2,755
2022	2,755
2023 and thereafter	$ 8,294